Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Banking Portfolio
November 30, 2025
BAN-NPRT3-0126
1.810667.121
Common Stocks - 100.0%
	Shares	Value ($)
CYPRUS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Phoenix Vega Mezz PLC	330,200	24,905
Financial Services - 0.0%
Sunrisemezz PLC (a)	47,171	10,322
TOTAL CYPRUS		35,227
PUERTO RICO - 2.6%
Financials - 2.6%
Banks - 2.6%
Popular Inc	98,600	11,310,406
UNITED STATES - 97.4%
Financials - 97.4%
Banks - 96.1%
1st Source Corp	69,781	4,357,126
Associated Banc-Corp	523,700	13,768,073
Bank of America Corp	678,476	36,400,237
Banner Corp	155,800	9,785,798
BOK Financial Corp	130,000	14,640,600
Cadence Bank	83,639	3,332,178
Citigroup Inc	239,500	24,812,200
Citizens Financial Group Inc	179,000	9,683,900
Community Financial System Inc	153,500	8,712,660
Community Trust Bancorp Inc	80,476	4,466,418
Community West Bancshares	280,800	6,360,120
East West Bancorp Inc	68,300	7,287,610
Eastern Bankshares Inc	774,100	14,576,303
FB Financial Corp	168,300	9,401,238
First Bancorp/Southern Pines NC (b)	96,970	4,946,440
First Hawaiian Inc	346,400	8,632,288
First Interstate BancSystem Inc Class A	444,934	14,611,633
KeyCorp	719,200	13,218,896
M&T Bank Corp	104,460	19,870,381
Old National Bancorp/IN	759,801	16,510,476
Seacoast Banking Corp of Florida	198,400	6,261,504
Sierra Bancorp	133,100	4,134,086
Southern Missouri Bancorp Inc	29,100	1,638,039
SOUTHSTATE BANK CORP	101,420	9,078,104
TriCo Bancshares	239,687	11,528,945
Truist Financial Corp	515,100	23,952,150
UMB Financial Corp	133,680	14,849,174
United Community Bank/SC	305,600	9,339,136
Univest Financial Corp	257,659	8,193,556
US Bancorp	415,600	20,385,180
Wells Fargo & Co	467,792	40,159,943
WesBanco Inc	291,900	9,419,613
Wintrust Financial Corp	61,000	8,175,220
Zions Bancorp NA	141,300	7,521,399
		420,010,624
Capital Markets - 1.3%
State Street Corp	48,000	5,712,960
TOTAL UNITED STATES		425,723,584
TOTAL COMMON STOCKS (Cost $287,555,498)		437,069,217

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	542,996	543,105
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	440,993	441,037
TOTAL MONEY MARKET FUNDS (Cost $984,142)			984,142

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $288,539,640)	438,053,359
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(820,718)
NET ASSETS - 100.0%	437,232,641

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	798,914	39,339,734	39,595,327	19,463	(216)	-	543,105	542,996	0.0%
Fidelity Securities Lending Cash Central Fund	26,407,740	214,823,756	240,790,496	5,558	37	-	441,037	440,993	0.0%
Total	27,206,654	254,163,490	280,385,823	25,021	(179)	-	984,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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